Recurring Fair Value Measurements (Details) - Schedule of fair value, assets and liabilities measured on recurring basis - USD ($)		Jun. 30, 2022	Dec. 31, 2021
Assets:
Investments held in Trust Account	[1]
Assets
Liabilities:
Public Warrants
Private Placement Warrants
Warrant Liability
B. Riley Principal 150 Merger Corp.[Member]
Assets:
Investments held in Trust Account	[1]	172,761,267	$ 172,516,200
Assets		172,761,267	172,516,200
Liabilities:
Public Warrants		2,126,925	8,337,500
Private Placement Warrants		65,867	261,733
Warrant Liability		2,192,792	8,599,233
B. Riley Principal 150 Merger Corp.[Member] | Quoted Prices In Active Markets (Level 1) [Member]
Assets:
Investments held in Trust Account	[1]	172,761,267	172,516,200
Assets		172,761,267	172,516,200
Liabilities:
Public Warrants		2,126,925	8,337,500
Private Placement Warrants
Warrant Liability		2,126,925	8,337,500
B. Riley Principal 150 Merger Corp.[Member] | Other Observable Inputs (Level 2) [Member]
Assets:
Investments held in Trust Account
Assets
Liabilities:
Public Warrants
Private Placement Warrants
Warrant Liability
B. Riley Principal 150 Merger Corp.[Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets:
Investments held in Trust Account
Assets
Liabilities:
Public Warrants
Private Placement Warrants		65,867	261,733
Warrant Liability		$ 65,867	$ 261,733

[1]	The fair value of the investments held in the Trust Account approximates the carrying amounts primarily due to the short-term nature.